Rule One Fund

Schedule of Investments

March 31, 2024 (unaudited)

		Shares	Value
66.86%	COMMON STOCK
27.81%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A(A)	61,000	$9,206,730
	Netflix, Inc.(A)	73,000	44,335,090
			53,541,820
9.21% CONSUMER DISCRETIONARY
Capri Holdings Ltd.(A)	178,000	8,063,400
Sturm Ruger & Co., Inc.	209,447	9,665,979
		17,729,379
7.69% CONSUMER STAPLES
Sprouts Farmers Market, Inc.(A)	175,000	11,284,000
Tyson Foods, Inc. Class A	60,000	3,523,800
		14,807,800
5.72%	ENERGY
	Occidental Petroleum Corp.	169,500	11,015,805
10.77%	FINANCIALS
	Bank OZK	456,269	20,741,989
5.66%	REAL ESTATE
	Howard Hughes Holdings, Inc.(A)	150,000	10,893,000
66.86%	TOTAL COMMON STOCK		128,729,793
0.00%	EXCHANGE TRADED FUND
	METALS
	VanEck Gold Miners ETF	200	6,324
0.00%	TOTAL EXCHANGE TRADED FUND		6,324
		Shares	Value
32.70%	MONEY MARKET FUND
	Federated Government Obligations Fund 5.180%(B)	62,952,238	62,952,238

Rule One Fund

Schedule of Investments

March 31, 2024 (unaudited)

5.43%	PURCHASED OPTIONS
		Number of	Notional		Expiration
	Description	Contracts	Amount	Exercise Price	Date	Value

4.58%	CALL OPTIONS
	Alphabet, Inc. Class A	840	12,678,120	$50.00	12/19/2025	$8,817,480
0.85%	PUT OPTIONS
	Invesco QQQ	2,248	99,813,448	279.78	06/20/2025	719,360
	PayPal Holdings, Inc.	101	676,599	52.00	04/26/2024	808
	S&P 500 Index	284	149,223,540	3,350.00	06/20/2025	925,840
0.85%	TOTAL PUT OPTIONS PURCHASED					1,646,008

5.43%	TOTAL PURCHASED OPTIONS					$10,463,488
104.99%	TOTAL INVESTMENTS					202,151,843
(4.99%)	Liabilities in excess of other assets					(9,608,542)
100.00%	NET ASSETS					$192,543,301

				Shares		Value
(0.05%)	SECURITIES SOLD SHORT(A)
(0.05%)	CONSUMER STAPLES
	Tyson Foods, Inc. Class A			1,500		(88,095)

(0.05%)	TOTAL SECURITIES SOLD SHORT					$(88,095)
(1.38%)	OPTIONS WRITTEN(A)
		Number of	Notional		Expiration
	Description	Contracts	Amount	Exercise Price	Date	Value

(1.38%)	CALL OPTIONS
	Alphabet, Inc. Class A	170	$ (2,565,810)	$160.00	05/17/2024	$(64,090)
	Capri Holdings Ltd.	1,780	(8,063,400)	57.50	01/16/2026	(71,200)
	Howard Hughes Holdings, Inc.	300	(2,178,600)	75.00	04/19/2024	(18,000)
	Netflix, Inc.	230	(13,968,590)	640.00	06/20/2025	(2,339,560)
	Occidental Petroleum Corp.	650	(4,224,350)	67.00	04/19/2024	(31,200)
	Sturm Ruger & Co., Inc.	811	(3,742,765)	45.00	04/19/2024	(129,760)
	TOTAL CALL OPTIONS WRITTEN					(2,653,810)
(0.00%)	PUT OPTIONS
	PayPal Holdings, Inc.	101	(676,599)	57	04/26/2024	(1,414)
	TOTAL PUT OPTIONS WRITTEN					(1,414)
(1.38%)	TOTAL OPTIONS WRITTTEN					$(2,655,224)
	(A)Non-income producing

(B)Effective 7 day yield as of March 31, 2024

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$128,729,793			$128,729,793
EXCHANGE TRADED FUND		6,324			6,324
OPTIONS PURCHASED			10,463,488		10,463,488
MONEY MARKET FUND		62,952,238			62,952,238
TOTAL INVESTMENTS		$191,688,355	$10,463,488		$202,151,843

SECURITIES SOLD SHORT			$(88,095)		(88,095)
OPTIONS WRITTEN			(2,655,224)		$(2,655,224)
TOTAL INVESTMENTS SOLD SHORT			$(2,743,319)		$(2,743,319)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $165,885,630, and the related net unrealized appreciation (depreciation) consists of:
				Gross unrealized appreciation	$40,127,238
				Gross unrealized depreciation	(6,604,344)
				Net unrealized appreciation	$33,522,894